Portfolio of investments—February 28, 2022 (unaudited)

		Shares	Value
Investment companies: 100.09%
Affiliated master portfolios: 76.98%
Allspring C&B Large Cap Value Portfolio			$ 7,904,449
Allspring Core Bond Portfolio			15,054,934
Allspring Disciplined International Developed Markets Portfolio			19,098,336
Allspring Diversified Large Cap Growth Portfolio			23,749,249
Allspring Emerging Growth Porfolio			2,115,619
Allspring Factor Enhanced Emerging Markets Equity Portfolio			2,866,016
Allspring Factor Enhanced International Equity Portfolio			7,126,404
Allspring Large Company Value Portfolio			26,372,544
Allspring Managed Fixed Income Portfolio			48,494,116
Allspring Real Return Portfolio			7,799,537
Allspring Small Company Growth Portfolio			2,426,129
Allspring Small Company Value Portfolio			6,235,871
			169,243,204
Exchange-traded funds: 6.73%
iShares Core MSCI EAFE ETF		124,795	8,647,045
iShares Core U.S. Aggregate Bond ETF		55,813	6,159,523
			14,806,568
Stock funds: 16.38%
Allspring Disciplined U.S. Core Fund Class R6 ♠		1,383,793	30,526,463
Allspring Emerging Markets Equity Fund Class R6 ♠		94,410	2,604,762
Allspring Emerging Markets Equity Income Fund Class R6 ♠		235,249	2,877,090
			36,008,315
Total Investment companies (Cost $188,985,956)			220,058,087
Total investments in securities (Cost $188,985,956)	100.09%		220,058,087
Other assets and liabilities, net	(0.09)		(193,114)
Total net assets	100.00%		$219,864,973

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
See accompanying notes to portfolio of investments

Allspring Growth Balanced Fund  |  1

Portfolio of investments—February 28, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	$32,623,137	$2,679,151	$(4,359,673)	$221,622	$(637,774)	$30,526,463
Allspring Emerging Markets Equity Fund Class R6	2,962,887	354,750	0	0	(712,875)	2,604,762
Allspring Emerging Markets Equity Income Fund Class R6	3,069,290	213,217	(119,649)	(1,082)	(284,686)	2,877,090
				$220,540	$(1,635,335)	$36,008,315

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	1,383,793	$2,679,151
Allspring Emerging Markets Equity Fund Class R6	94,410	20,820
Allspring Emerging Markets Equity Income Fund Class R6	235,249	71,630
		$2,771,601
See accompanying notes to portfolio of investments

2  |  Allspring Growth Balanced Fund

Portfolio of investments—February 28, 2022 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring C&B Large Cap Value Portfolio	2.05%	4.67%	$914,883	$(811,056)	$0	$106,881	$162	$7,904,449
Allspring Core Bond Portfolio	0.28	8.90	(108,120)	(441,488)	184,967	0	176	15,054,934
Allspring Disciplined International Developed Markets Portfolio	10.29	11.28	3,561,150	(892,779)	0	132,868	456	19,098,336
Allspring Diversified Large Cap Growth Portfolio	9.05	14.03	1,128,228	(6,034,097)	0	1,504	1,217	23,749,249
Allspring Emerging Growth Porfolio	0.25	1.25	69,366	(1,166,966)	0	66,444	16	2,115,619
Allspring Factor Enhanced Emerging Markets Equity Portfolio	1.67	1.69	189,411	81,088	0	125,143	35	2,866,016
Allspring Factor Enhanced International Equity Portfolio	1.11	4.21	696,727	(248,698)	0	339,269	10,448	7,126,404
Allspring Large Company Value Portfolio	9.70	15.58	2,296,524	(2,967,300)	0	426,219	125	26,372,544
Allspring Managed Fixed Income Portfolio	10.14	28.65	114,893	(2,746,252)	1,089,263	0	462	48,494,116
Allspring Real Return Portfolio	3.39	4.61	83,489	2,432,708	298,020	19,706	51	7,799,537
Allspring Small Company Growth Portfolio	0.19	1.43	558,470	(1,822,360)	0	3,753	170	2,426,129
Allspring Small Company Value Portfolio	1.06	3.68	579,372	1,077,320	0	80,945	259	6,235,871
			$10,084,393	$(13,539,880)	$1,572,250	$1,302,732	$13,577	$169,243,204
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index Futures	13	3-10-2022	$2,211,334	$2,138,303	$0	$(73,031)
Japanese Yen Futures	103	3-14-2022	11,316,711	11,210,262	0	(106,449)
E-Mini Nasdaq 100 Index	38	3-18-2022	12,086,416	10,813,280	0	(1,273,136)
E-Mini Russell 2000 Index	55	3-18-2022	5,629,123	5,622,375	0	(6,748)
E-Mini S&P 500 Financial Select Sector Index	20	3-18-2022	2,393,520	2,367,750	0	(25,770)
MSCI Emerging Markets Index	35	3-18-2022	2,144,631	2,057,125	0	(87,506)
Short
E-Mini S&P 500 Index	(49)	3-18-2022	(11,167,772)	(10,701,600)	466,172	0
					$466,172	$(1,572,640)
See accompanying notes to portfolio of investments

Allspring Growth Balanced Fund  |  3

Notes to portfolio of investments—February 28, 2022 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

4  |  Allspring Growth Balanced Fund

Notes to portfolio of investments—February 28, 2022 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$50,814,883	$0	$0	$50,814,883
Investments measured at net asset value*				169,243,204
	50,814,883	0	0	220,058,087
Total assets	$50,814,883	$0	$0	$220,058,087
Liabilities
Futures contracts	$1,106,468	$0	$0	$1,106,468
Total liabilities	$1,106,468	$0	$0	$1,106,468

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $169,243,204 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
For the nine months ended February 28, 2022, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Large Company Value Portfolio	Seeks long-term capital appreciation
Allspring Managed Fixed Income Portfolio	Seeks consistent fixed-income return
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation

Allspring Growth Balanced Fund  |  5

Notes to portfolio of investments—February 28, 2022 (unaudited)

6  |  Allspring Growth Balanced Fund